Advisors Capital Active All Cap Fund
	Schedule of Investments
	December 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS

Equity
152,100	iShares Core S&P 500 ETF (a)	$ 104,179,374
196,100	iShares Core S&P Mid-Cap ETF	12,942,600
536,400	Stae Street SPDR® Portfolio S&P 1500 Composite Stock Market ETF	44,253,000
106,800	Vanguard Growth Index Fund ETF	52,103,448
231,600	Vanguard Value Index Fund ETF	44,233,284
Total for Exchange Traded Funds (Cost - $205,349,934)		257,711,706	98.98%

MONEY MARKET FUNDS
3,301,299	Goldman Sachs Financial Square Government Fund
	Institutional Class 3.61% ***	3,301,299	1.26%
Total for Money Market Funds (Cost - $3,301,299)

	Total Investments	261,013,005	100.24%
	(Cost - $208,651,233)

	Liabilities in Excess of Other Assets	(632,560)	-0.24%

	Net Assets	$ 260,380,445	100.00%

(a) Additional information, including current Prospectus and Annual Report, is available at
https://www.blackrock.com/us/individual/resources/regulatory-documents#etfs.
*** The Yield shown represents the 7-day yield at December 31, 2025.